Risk Management and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2020
Risk Management And Fair Value Measurements Abstract
Schedule of Fair Value of Assets and Liabilities

The Management has determined that the fair values of the assets and liabilities as of June 30, 2020, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents (including restricted cash)	$3,911	$3,911
Trade accounts receivable	$463	$463
Trade accounts payable	$3,360	$3,360
Long-term debt with variable interest rates, net	$27,663	$27,663
Long-term loans and promissory note with non-variable interest rates, net	$29,000	$29,000

Schedule of Financial Derivative Instrument Location
Consolidated Balance Sheets – Location	December 31, 2019	June 30, 2020
Financial derivative instrument – Other non-current assets	$1	$3

Schedule of Gains Losses on Derivative Instruments
Consolidated Statements of Comprehensive Loss – Location	June 30, 2019	June 30, 2020
Financial derivative instrument – Fair value at the beginning of the period	$(28)	$(1)
Financial derivative instrument – Fair value as at period end	3	3
(Loss) / Gain from financial derivative instrument	$(25)	$2